Employee Post-retirement Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Postemployment Benefits [Abstract]
Pension obligations		$ 87
Fair value of plan assets	$ 8	88	$ 0
Pre-tax loss		4
After-tax loss recognized in AOCI for actuarial losses and prior service costs		$ (3)
Remaining service period for pension	12 years 6 months 10 days
Expected long-term rate of return on plan assets	6.60%
Discount rate	5.00%